SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Extractive Industries [Abstract]
Beginning balance, Oil and gas property subject to amortization	$ 1,338,987
Costs Incurred, Acquisition of Oil and Gas Properties	1,141,540
Depletion of Oil and Gas Properties	(266,470)	$ (265,625)
Ending balance, Oil and gas property subject to amortization	$ 2,214,057